Additional Financial Information of Parent Company - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,137,312	$ 744,840	¥ 4,284,291		¥ 10,060,391
Short-term investments	21,087,089	3,057,341	21,634,642
Prepayments and other current assets	2,034,427	294,964	1,099,607
Total current assets	31,004,051	4,495,165	28,898,243
Long-term investments	1,774,270	257,245	1,678,351
Total non-current assets	5,692,260	825,299	5,500,192
TOTAL ASSETS	36,696,311	5,320,464	34,398,435
LIABILITIES
Accounts payable	27,953	4,053	29,381
Amounts due to related parties	122,152	17,710	179,859
Income tax payable	52,233	7,573	31,538
Other tax payable	721,597	104,622	894,592
Accrued expenses and other current liabilities	1,301,160	188,649	1,206,179
TOTAL LIABILITIES	2,889,307	418,909	2,869,549
SHAREHOLDERS' EQUITY
Accumulated other comprehensive income	2,511,170	364,085	538,650
Subscription receivable	0	0	(1,310,140)
Accumulated deficit	(16,613,492)	(2,408,730)	(17,020,254)
TOTAL SHAREHOLDERS' EQUITY	33,657,233	4,879,840	31,528,886		(8,483,721)	¥ (7,091,266)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	36,696,311	5,320,464	34,398,435
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,222	177	1,198
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	155	23	218
Parent Company [Member]
Current assets:
Cash and cash equivalents	273,112	39,598	1,032,540	$ 149,704	¥ 7,025,967	¥ 693,676
Short-term investments	16,581,019	2,404,022	17,866,528
Prepayments and other current assets	193,771	28,094	113,595
Total current assets	17,047,902	2,471,714	19,012,663
Investment in and amount due from subsidiaries/VIEs	15,678,895	2,273,226	11,885,179
Long-term investments	1,100,407	159,544	1,007,361
Total non-current assets	16,779,302	2,432,770	12,892,540
TOTAL ASSETS	33,827,204	4,904,484	31,905,203
LIABILITIES
Accounts payable	2	0	42
Amounts due to related parties	122,152	17,710	179,859
Income tax payable	18,303	2,654	9,084
Other tax payable	0	0	250,008
Accrued expenses and other current liabilities	29,514	4,280	10,765
TOTAL LIABILITIES	169,971	24,644	449,758
SHAREHOLDERS' EQUITY
Additional paid-in capital	47,758,178	6,924,285	49,245,773
Accumulated other comprehensive income	2,511,170	364,085	538,650
Subscription receivable	0	0	(1,310,140)
Accumulated deficit	(16,613,492)	(2,408,730)	(17,020,254)
TOTAL SHAREHOLDERS' EQUITY	33,657,233	4,879,840	31,455,445
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	33,827,204	4,904,484	31,905,203
Parent Company [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	1,222	177	1,198
Parent Company [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock Value	¥ 155	$ 23	¥ 218